Loans - Changes in General and Specific Allowances For Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	$ 44,247	$ 49,302	$ 47,482
Provision taken (released)	(5,837)	4,399	5,741
Recoveries	1,319	1,443	2,852
Charge-offs	(4,379)	(10,411)	(6,563)
Other	117	(486)	(210)
Allowances at end of year	35,467	44,247	49,302
Allowances at end of year: individually evaluated for impairment	13,624	11,738	19,105
Allowances at end of year: collectively evaluated for impairment	21,843	32,509	30,197
Commercial loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	3,377	8,723	7,831
Provision taken (released)	2,853	(5,265)	440
Recoveries	106	97	788
Charge-offs	(34)	(138)	(318)
Other	7	(40)	(18)
Allowances at end of year	6,309	3,377	8,723
Allowances at end of year: individually evaluated for impairment	2,866	577	590
Allowances at end of year: collectively evaluated for impairment	3,443	2,800	8,133
Commercial real estate loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	16,224	6,512	5,920
Provision taken (released)	(5,895)	14,459	1,027
Recoveries	0	12	182
Charge-offs	(1)	(4,520)	(513)
Other	32	(239)	(104)
Allowances at end of year	10,360	16,224	6,512
Allowances at end of year: individually evaluated for impairment	583	750	2,951
Allowances at end of year: collectively evaluated for impairment	9,777	15,474	3,561
Consumer loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	965	2,763	2,797
Provision taken (released)	1,059	(1,076)	586
Recoveries	730	1,264	1,455
Charge-offs	(1,869)	(1,916)	(2,031)
Other	3	(70)	(44)
Allowances at end of year	888	965	2,763
Allowances at end of year: individually evaluated for impairment	274	278	274
Allowances at end of year: collectively evaluated for impairment	614	687	2,489
Residential mortgage loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	23,681	31,304	30,934
Provision taken (released)	(3,854)	(3,719)	3,688
Recoveries	483	70	427
Charge-offs	(2,475)	(3,837)	(3,701)
Other	75	(137)	(44)
Allowances at end of year	17,910	23,681	31,304
Allowances at end of year: individually evaluated for impairment	9,901	10,133	15,290
Allowances at end of year: collectively evaluated for impairment	$ 8,009	$ 13,548	$ 16,014